Financial and capital management - Capital Management (Details)			12 Months Ended
	Feb. 01, 2023 $ / shares	Feb. 03, 2021 $ / shares	Dec. 31, 2022	Feb. 02, 2022 $ / shares	Dec. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			3.30		3.17
Exceeded limit in internal net debt leverage ratio			0.80
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			3.30		3.17
Adjusted EBITDA to adjusted net interest expense ratio			8.50		8.77
Approved increase in annual dividend		5.10%
Dividends paid, ordinary shares per share (in cad per share)		$ 3.50		$ 3.68
Percentage of preferred shares included in debt leverage calculation			50.00%
Percentage of preferred shares included in adjusted EBITDA to net interest ratio			50.00%
Dividend Approval
Summary Of Key Ratios [Abstract]
Approved increase in annual dividend	5.20%
Dividends paid, ordinary shares per share (in cad per share)	$ 3.87
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			2.0		2.0
Target adjusted EBITDA to net interest expense ratio			7.5
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			2.0		2.0
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Net debt leverage ratio			2.5		2.5
Summary Of Key Ratios [Abstract]
Net debt leverage ratio			2.5		2.5